Contingent consideration	12 Months Ended
Jun. 30, 2023
Statement [line items]
Contingent consideration
Note 1
9
. Contingent consideration

	2023 A$’000	2022 restated A$’000

Current Liabilities

Contingent consideration – Paxalisib	750	—
Contingent consideration – EVT801	—	759

	750	759

Non-current Liabilities
Contingent consideration - paxalisib	654	1,168
Contingent consideration – EVT801	5,467	7,041

	6,121	8,209

	6,871	8,968

Reconciliations
Reconciliation of the balance at the beginning and end of the reporting period is set out below:

	Consolidated
		2022
	2023	restated
	$	$

Contingent consideration at start of period (current and non-current)	8,968	11,094
Payment of EVT801 milestone	—	(2,364)
Interest on unwinding of discount	594	567
Effect of exchange rates on contingent consideration	697	(329)
Gain on remeasurement of contingent consideration	(3,388)	—

	6,871	8,968

Contingent consideration - paxalisib
During the 2017 financial year, the consolidated entity acquired the rights to develop and commercialize paxalisib, as part of a business combination.
The acquisition contained four
development contingent milestone payments, the first two milestone payment settlements being Kazia shares, and the third and fourth development milestone payment settlements either cash or Kazia shares at the discretion of Kazia. Milestones 1 and 4 have now been paid out, and Milestone 3 has lapsed. Milestone 2 comprises shares to the value of $1,250,000.
Each milestone payment is probability weighted for valuation purposes. Milestone 2 is now a current liability and is no longer being discounted. Milestone 5 is a revenue based milestone contingent on net sales and is discounted to present value, using a discount rate of 20% (previously 15%) per annum. The discount rate was considered at 30 June 2023 and revised to reflect a rate within a more reasonable market range. Accordingly, the discount rate applied to future expected cash flows has been revised upwards.
Kazia is also required to pay royalties to Genentech in relation to net sales. These payments are related to future financial performance, and are not considered as part of the consideration in relation to the Genentech agreement.
Contingent consideration - EVT801
The acquisition of EVT801 has been accounted for at cost, with milestones where the payment is considered probable being booked as a current or non-current
liability at period end, according to the estimated payment date. The key assumptions applied on initial recognition have been reassessed in the year based on the revised timing of when milestone payments are expected to be paid. Milestone 3 is expected to be paid in 2H2024, milestones 4 & 5 are expected to be paid Q12025 and Q12027. Milestone 3 payment has a probability of 100% (2022: 100%), Milestone 4 payment has a probability of 80% (2022: 100%), and Milestone 5 payment has a probability of 63% (2022: 100%) of occurring. Milestones are discounted to present value, using a discount rate of 7% per annum (2022: 6% per annum). The discount rate was considered based on the incremental borrowing rate at the time of acquisition and has been updated to reflect recent market increases. Milestones where the payment is not considered probable at year end have not been accounted for as a liability. The total amount of milestone payments not booked at year end amounts to €300,500,000 ($492,703,722) (2022: €300,500,000 ($456,063,136)).